General Information - Disclosure of Subsidiaries and Joint Ventures (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Alvotech & CCHN Biopharmaceutical Co. Ltd
Disclosure of subsidiaries [line items]
Issued and paid capital (presented in whole shares) (in shares)	110,000,021
Proportion of ownership and voting power held by Alvotech	50.00%	50.00%
Alvotech hf
Disclosure of subsidiaries [line items]
Issued and paid capital (presented in whole shares) (in shares)	3,893,650
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech Germany GmbH
Disclosure of subsidiaries [line items]
Issued and paid capital (presented in whole shares) (in shares)	31,182
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech Swiss AG
Disclosure of subsidiaries [line items]
Issued and paid capital (presented in whole shares) (in shares)	153,930
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech Hannover GmbH
Disclosure of subsidiaries [line items]
Issued and paid capital (presented in whole shares) (in shares)	29,983
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech Malta Ltd
Disclosure of subsidiaries [line items]
Issued and paid capital (presented in whole shares) (in shares)	80,450
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech USA Inc
Disclosure of subsidiaries [line items]
Issued and paid capital (presented in whole shares) (in shares)	10
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech UK Ltd
Disclosure of subsidiaries [line items]
Issued and paid capital (presented in whole shares) (in shares)	135
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech Manco ehf
Disclosure of subsidiaries [line items]
Issued and paid capital (presented in whole shares) (in shares)	215,390
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech Biosciences India Private Ltd
Disclosure of subsidiaries [line items]
Issued and paid capital (presented in whole shares) (in shares)	96,113
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Fasteignafelagið Sæmundur hf
Disclosure of subsidiaries [line items]
Issued and paid capital (presented in whole shares) (in shares)	12,965,337
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%